Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of Income Tax Expense (Recovery)
A summary of the Company’s income tax expense (recovery) is as follows:
Income Tax Expense (Recovery) in Net Earnings

	Years Ended December 31

(in thousands)	2024	2023
Current income tax expense (recovery)	$(1,275)	$(2,372)

Global minimum income tax expense	113,505	-

Total current income tax expense (recovery)	$112,230	$(2,372)

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$(318)	$2,427

Write down (reversal of write down) or recognition of prior period temporary differences	3,292	1,359

Total deferred income tax expense (recovery)	$2,974	$3,786

Total income tax expense (recovery) recognized in net earnings	$115,204	$1,414

Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income
Income Tax Expense (Recovery) in Other Comprehensive Income

	Years Ended December 31

(in thousands)	2024	2023

Current income tax expense (recovery) related to LTIs - common shares held	$3,709	$-

Deferred income tax expense (recovery) related to LTIs - common shares held	(2,857)	(3,719)

Income tax expense (recovery) recognized in OCI	$852	$(3,719)

Schedule of Income Tax Rate Reconciliation
Income Tax Rate Reconciliation
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31

(in thousands)	2024	2023

Earnings before income taxes	$644,344	$539,058

Canadian federal and provincial income tax rates	27.00%	27.00%

Income tax expense (recovery) based on above rates	$173,973	$145,546

Non-deductible stock based compensation and other	389	1,656

Differences in tax rates in foreign jurisdictions 1	(203,606)	(147,991)

Global minimum tax expense	113,505	-

Current period unrecognized temporary differences - impairment of mineral stream interests	23,085	-

Current period unrecognized temporary differences	4,566	844

Write down (reversal of write down) or recognition of prior period temporary differences	3,292	1,359

Total income tax expense (recovery) recognized in net earnings	$115,204	$1,414

Effective Tax Rate	18%	0%

1)
During the year ended December 31, 2024, the Company’s subsidiaries domiciled in the Cayman Islands generated net earnings of $
757 million, as compared to $551 million during the comparable period of the prior year.

Schedule of Deferred Income Taxes
Deferred Income Taxes
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the years ended December 31, 2024 and December 31, 2023, respectively, is shown below:

	Year Ended December 31, 2024

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Closing Balance

Deferred tax assets

Non-capital loss carryforward 1	$810	$(810)	$-	$-

Capital loss carryforward	956	(317)	(639)	-

Other 2	4,135	(3,190)	-	945

Deferred tax liabilities

Debt financing fees 3	(818)	22	-	(796)

Unrealized gains on long-term investments	(4,415)	732	3,496	(187)

Mineral stream interests 4	(668)	706	-	38

Foreign withholding tax	(232)	(117)	-	(349)

Total	$(232)	$(2,974)	$2,857	$(349)

1)	As at December 31, 2024, the Company had no non-capital losses available to recognize against deferred tax liabilities.
2)	Other includes capital assets, PSU and pension liabilities.
3)
Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

4)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

	Year Ended December 31, 2023

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward	$-	$810	$-	$810

Capital loss carryforward	792	40	124	956

Other	4,256	(121)	-	4,135

Deferred tax liabilities

Debt and share financing fees	(774)	(44)	-	(818)

Unrealized gains on long-term investments	(8,006)	(4)	3,595	(4,415)

Mineral stream interests	3,732	(4,400)	-	(668)

Foreign withholding tax	(165)	(67)	-	(232)

Total	$(165)	$(3,786)	$3,719	$(232)

Deferred income tax assets in Canada not recognized
Deferred income tax assets in Canada not recognized are shown below:

	December 31	December 31

(in thousands)	2024	2023

Mineral stream interests	$33,969	$8,804

Other	8,129	2,376

Unrealized losses on long-term investments	13,161	12,912

Total	$55,259	$24,092

1)	As at December 31, 2024, the Company had fully recognized the tax effect of non-capital losses.